Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Common stocks: 95.90%
Australia: 6.60%
Afterpay Limited (Information technology, IT services) †	2,289	$ 225,373
Aristocrat Leisure Limited (Consumer discretionary, Hotels, restaurants & leisure)	8,342	278,705
Aurizon Holdings Limited (Industrials, Road & rail)	91,692	253,552
Australia & New Zealand Banking Group Limited (Financials, Banks)	41,072	836,787
BHP Billiton Limited (Materials, Metals & mining)	32,443	1,082,493
Brambles Limited (Industrials, Commercial services & supplies)	42,605	377,441
Coles Group Liimited (Consumer staples, Food & staples retailing)	17,351	229,492
Commonwealth Bank of Australia (Financials, Banks)	17,479	1,280,210
CSL Limited (Health care, Biotechnology)	5,540	1,264,226
Fortescue Metals Group Limited (Materials, Metals & mining)	23,308	358,070
Goodman Group (Real estate, Equity REITs)	22,849	386,622
Macquarie Group Limited (Financials, Capital markets)	4,072	496,697
National Australia Bank Limited (Financials, Banks)	38,852	788,147
Newcrest Mining Limited (Materials, Metals & mining)	17,024	308,110
Rio Tinto Limited (Materials, Metals & mining)	5,240	429,562
Scentre Group (Real estate, Equity REITs)	77,615	161,821
Sonic Healthcare Limited (Health care, Health care providers & services)	8,339	264,757
Stockland Corporation Limited (Real estate, Equity REITs)	78,659	265,848
Tabcorp Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure)	83,895	293,978
The GPT Group (Real estate, Equity REITs)	61,351	217,674
Transurban Group (Industrials, Transportation infrastructure)	32,684	339,761
Wesfarmers Limited (Consumer discretionary, Multiline retail)	16,771	735,516
Westpac Banking Corporation (Financials, Banks)	42,331	799,574
Woodside Petroleum Limited (Energy, Oil, gas & consumable fuels)	29,984	427,509
Woolworths Group Limited (Consumer staples, Food & staples retailing)	13,167	402,149
		12,504,074
Austria: 0.17%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	5,763	230,406
Voestalpine AG (Materials, Metals & mining)	2,045	92,722
		323,128
Belgium: 0.60%
Anheuser-Busch InBev SA (Consumer staples, Beverages)	7,205	442,295
Colruyt SA (Consumer staples, Food & staples retailing)	3,319	185,717
KBC Group NV (Financials, Banks)	3,969	334,328
Umicore SA (Materials, Chemicals)	2,766	182,044
		1,144,384
Denmark: 2.93%
A.P. Moller - Maersk AS Class B (Industrials, Marine)	192	519,768
Carlsberg AS Class B (Consumer staples, Beverages)	1,341	234,103
Coloplast AS Class B (Health care, Health care equipment & supplies)	1,340	232,120
Danske Bank AS (Financials, Banks)	12,904	216,870
DSV Panalpina AS (Industrials, Air freight & logistics)	2,778	707,931
Genmab AS (Health care, Biotechnology) †	1,311	620,717
GN Store Nord AS (Health care, Health care equipment & supplies)	5,289	397,964
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	19,734	1,966,757
See accompanying notes to portfolio of investments

Wells Fargo Disciplined International Developed Markets Portfolio  |  1

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Denmark: (continued)
Orsted AS (Utilities, Electric utilities) 144A	1,736	$ 275,910
Vestas Wind System AS Class A (Industrials, Electrical equipment)	9,295	375,301
		5,547,441
Finland: 1.35%
Elisa Oyj (Communication services, Diversified telecommunication services)	2,821	180,668
Fortum Oyj (Utilities, Electric utilities)	10,946	332,418
Kesko Oyj Class B (Consumer staples, Food & staples retailing)	6,877	283,876
Kone Oyj Class B (Industrials, Machinery)	3,560	295,252
Neste Oil Oyj (Energy, Oil, gas & consumable fuels)	3,857	234,721
Nokia Oyj (Information technology, Communications equipment) †	75,940	455,504
Nordea Bank AB (Financials, Banks)	44,735	525,760
Sampo Oyj Class A (Financials, Insurance)	4,739	244,751
		2,552,950
France: 11.02%
Air Liquide SA (Materials, Chemicals)	3,817	684,241
Amundi SA (Financials, Capital markets) 144A	2,098	198,549
Arkema SA (Materials, Chemicals)	1,687	223,892
Atos Origin SA (Information technology, IT services)	2,855	148,191
AXA SA (Financials, Insurance)	24,504	688,029
BNP Paribas SA (Financials, Banks)	15,670	994,132
Bolloré SA (Industrials, Air freight & logistics)	36,958	218,627
Bouygues SA (Industrials, Construction & engineering)	6,845	286,354
Capgemini SE (Information technology, IT services)	2,147	482,044
Carrefour SA (Consumer staples, Food & staples retailing)	12,426	247,223
CNP Assurances SA (Financials, Insurance)	16,801	287,549
Compagnie de Saint-Gobain SA (Industrials, Building products)	8,411	609,682
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	2,921	472,682
Credit Agricole SA (Financials, Banks)	23,808	343,239
Danone SA (Consumer staples, Food products)	6,861	501,217
Edenred Group (Information technology, IT services)	7,097	402,230
Eiffage SA (Industrials, Construction & engineering)	3,005	312,309
Engie SA (Utilities, Multi-utilities)	24,197	346,619
Essilor International (Compagnie Generale d'Optique) (Consumer discretionary, Textiles, apparel & luxury goods)	3,054	599,535
Hermes International SA (Consumer discretionary, Textiles, apparel & luxury goods)	301	442,303
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	704	560,261
La Francaise Des Jeux SA (Consumer discretionary, Hotels, restaurants & leisure) 144A	3,608	186,637
Legrand SA (Industrials, Electrical equipment)	2,473	283,006
L'Oréal SA (Consumer staples, Personal products)	2,626	1,228,788
LVMH Moët Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	3,336	2,468,955
Orange SA (Communication services, Diversified telecommunication services)	26,571	301,815
Pernod-Ricard SA (Consumer staples, Beverages)	2,589	543,986
Publicis Groupe SA (Communication services, Media)	5,753	377,139
Safran SA (Industrials, Aerospace & defense)	3,596	451,178
Sanofi SA (Health care, Pharmaceuticals)	11,295	1,168,551
Sartorius Stedim Biotech SA (Health care, Life sciences tools & services)	542	328,687
Schneider Electric SE (Industrials, Electrical equipment)	6,788	1,212,659
Societe Generale SA (Financials, Banks)	8,589	270,270
See accompanying notes to portfolio of investments

2  |  Wells Fargo Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
France: (continued)
Teleperformance SE (Industrials, Professional services)	1,012	$ 447,378
Thales SA (Industrials, Aerospace & defense)	2,175	220,705
Total SA (Energy, Oil, gas & consumable fuels)	25,410	1,120,457
Unibail Rodamco Westfield (Real estate, Equity REITs) †	2,110	184,861
Vinci SA (Industrials, Construction & engineering)	6,055	649,813
Vivendi SE (Communication services, Entertainment)	10,532	401,921
		20,895,714
Germany: 8.56%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,578	559,806
Allianz AG (Financials, Insurance)	4,602	1,081,220
BASF SE (Materials, Chemicals)	11,421	883,560
Bayer AG (Health care, Pharmaceuticals)	5,186	288,686
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	5,483	520,320
Bechtle AG (Information technology, IT services)	3,003	217,074
Brenntag AG (Industrials, Trading companies & distributors)	2,569	259,169
Continental AG (Consumer discretionary, Auto components) †	1,545	207,637
Covestro AG (Materials, Chemicals) 144A	4,730	306,614
Daimler AG (Consumer discretionary, Automobiles)	11,524	971,810
Delivery Hero SE (Consumer discretionary, Internet & direct marketing retail) 144A†	1,406	203,533
Deutsche Bank AG (Financials, Capital markets) †	20,650	256,699
Deutsche Boerse AG (Financials, Capital markets)	3,858	665,535
Deutsche Post AG (Industrials, Air freight & logistics)	13,801	970,888
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	36,547	777,097
E.ON SE (Utilities, Multi-utilities)	26,420	348,703
Heidelbergcement AG (Materials, Construction materials)	3,933	341,790
Hellofresh SE (Consumer discretionary, Internet & direct marketing retail) †	2,753	296,715
Henkel AG & Company KGaA (Consumer staples, Household products)	3,176	285,755
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	11,317	481,920
LANXESS AG (Materials, Chemicals)	2,431	177,219
LEG Immobilien AG (Real estate, Real estate management & development)	1,963	312,905
Merck KGaA (Health care, Pharmaceuticals)	2,042	485,112
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	1,462	427,162
RWE AG (Utilities, Multi-utilities)	8,671	338,785
SAP SE (Information technology, Software)	11,266	1,695,516
Siemens AG (Industrials, Industrial conglomerates)	9,859	1,639,521
Siemens Healthineers AG (Health care, Health care equipment & supplies) 144A	3,663	254,748
Uniper SE (Utilities, Independent power & renewable electricity producers)	7,670	304,565
Vonovia SE (Real estate, Real estate management & development)	6,527	440,518
Zalando SE (Consumer discretionary, Internet & direct marketing retail) 144A†	2,128	235,685
		16,236,267
Hong Kong: 3.04%
AIA Group Limited (Financials, Insurance)	117,800	1,407,854
Bank of East Asia Limited (Financials, Banks)	135,400	227,017
BOC Hong Kong (Holdings) Limited (Financials, Banks)	114,500	347,440
CK Asset Holdings Limited (Real estate, Real estate management & development)	43,000	280,310
Galaxy Entertainment Group Limited (Consumer discretionary, Hotels, restaurants & leisure) †	24,000	153,829
See accompanying notes to portfolio of investments

Wells Fargo Disciplined International Developed Markets Portfolio  |  3

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Hong Kong: (continued)
Henderson Land Development Company Limited (Real estate, Real estate management & development)	43,000	$ 194,614
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	14,900	940,272
Hong Kong Land Holdings Limited (Real estate, Real estate management & development)	60,740	255,108
Jardine Matheson Holdings Limited (Industrials, Industrial conglomerates)	1,600	86,912
New World Development Company Limited (Real estate, Real estate management & development)	39,000	183,531
Sino Land Company (Real estate, Real estate management & development)	178,000	262,281
Sun Hung Kai Properties Limited (Real estate, Real estate management & development)	22,000	310,025
Swire Pacific Limited Class A (Real estate, Real estate management & development)	23,500	159,236
Techtronic Industries Company Limited (Industrials, Machinery)	21,000	465,770
WH Group Limited (Consumer staples, Food products) 144A	331,500	287,707
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	48,000	201,814
		5,763,720
Ireland: 0.66%
CRH plc (Materials, Construction materials)	8,823	469,216
DCC plc (Industrials, Industrial conglomerates)	5,899	501,213
Flutter Entertainment plc (Consumer discretionary, Hotels, restaurants & leisure) †	1,407	273,702
		1,244,131
Israel: 0.38%
Check Point Software Technologies Limited (Information technology, Software) †	2,367	297,366
Nice Systems Limited ADR (Information technology, Software) †	952	277,724
Wix.com Limited (Information technology, IT services) †	656	145,684
		720,774
Italy: 1.75%
Assicurazioni Generali SpA (Financials, Insurance)	23,168	472,432
Enel SpA (Utilities, Electric utilities)	86,703	790,025
Eni SpA (Energy, Oil, gas & consumable fuels)	19,075	235,453
FinecoBank SpA (Financials, Banks) †	23,871	440,120
Intesa Sanpaolo SpA (Financials, Banks)	103,079	291,801
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	3,424	219,125
Poste Italiane SpA (Financials, Insurance) 144A	31,806	431,318
Snam SpA (Utilities, Gas utilities)	35,997	212,687
UniCredit SpA (Financials, Banks)	17,381	216,883
		3,309,844
Japan: 22.64%
Advantest Corporation (Information technology, Semiconductors & semiconductor equipment)	3,400	294,214
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	23,500	396,669
Bandai Namco Holdings Incorporated (Consumer discretionary, Leisure products)	2,900	201,417
Bridgestone Corporation (Consumer discretionary, Auto components)	8,400	386,653
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	16,900	346,864
Canon Incorporated (Information technology, Technology hardware, storage & peripherals)	15,200	360,813
See accompanying notes to portfolio of investments

4  |  Wells Fargo Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Capcom Company Limited (Communication services, Entertainment)	6,600	$ 184,175
Chugai Pharmaceutical Company Limited (Health care, Pharmaceuticals)	7,800	305,435
Dai Nippon Printing Company Limited (Industrials, Commercial services & supplies)	9,300	221,141
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	17,900	352,989
Daiichi Sankyo Company Limited (Health care, Pharmaceuticals)	17,400	413,510
Daikin Industries Limited (Industrials, Building products)	2,500	622,756
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	8,600	262,342
DENSO Corporation (Consumer discretionary, Auto components)	4,200	294,342
Dentsu Incorporated (Communication services, Media)	6,400	237,349
Disco Corporation (Information technology, Semiconductors & semiconductor equipment)	900	262,191
Eisai Company Limited (Health care, Pharmaceuticals)	2,800	231,248
ENEOS Holdings Incorporated (Energy, Oil, gas & consumable fuels)	85,300	330,376
FANUC Corporation (Industrials, Machinery)	2,300	501,541
Fast Retailing Company Limited (Consumer discretionary, Specialty retail)	600	395,510
FUJIFILM Holdings Incorporated (Information technology, Technology hardware, storage & peripherals)	4,200	346,185
Fujitsu Limited (Information technology, IT services)	3,300	608,917
Hitachi Limited (Industrials, Industrial conglomerates)	11,600	641,603
Honda Motor Company Limited (Consumer discretionary, Automobiles)	24,000	729,064
Hoya Corporation (Health care, Health care equipment & supplies)	4,600	743,426
Iida Group Holdings Company Limited (Consumer discretionary, Household durables)	13,200	335,474
Inpex Holdings Incorporated (Energy, Oil, gas & consumable fuels)	28,000	192,919
Isuzu Motors Limited (Consumer discretionary, Automobiles)	13,700	173,344
Itochu Corporation (Industrials, Trading companies & distributors)	18,400	553,764
Itochu Techno-Solutions Corporation (Information technology, IT services)	6,700	207,367
Kao Corporation (Consumer staples, Personal products)	5,000	302,050
KDDI Corporation (Communication services, Wireless telecommunication services)	17,000	520,747
Keyence Corporation (Information technology, Electronic equipment, instruments & components)	2,000	1,202,200
Kirin Holdings Company Limited (Consumer staples, Beverages)	10,900	197,560
Komatsu Limited (Industrials, Machinery)	11,100	268,634
Konami Holdings Corporation (Communication services, Entertainment)	4,700	298,196
Kubota Corporation (Industrials, Machinery)	13,500	279,105
Lawson Incorporated (Consumer staples, Food & staples retailing)	7,800	375,767
M3 Incorporated (Health care, Health care technology)	6,100	410,363
Makita Corporation (Industrials, Machinery)	3,900	224,042
Marubeni Corporation (Industrials, Trading companies & distributors)	41,600	331,091
MediPal Holdings Corporation (Health care, Health care providers & services)	11,500	219,829
Mitsubishi Corporation (Industrials, Trading companies & distributors)	18,500	556,774
Mitsubishi Electric Corporation (Industrials, Electrical equipment)	25,700	351,692
Mitsubishi Estate Company Limited (Real estate, Real estate management & development)	14,400	225,264
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	97,100	524,622
Mitsui & Company Limited (Industrials, Trading companies & distributors)	21,400	472,486
Mitsui Chemicals Incorporated (Materials, Chemicals)	6,800	234,877
Mitsui Fudosan Company Limited (Real estate, Real estate management & development)	12,500	286,779
Mizuho Financial Group Incorporated (Financials, Banks)	16,940	237,590
Murata Manufacturing Company Limited (Information technology, Electronic equipment, instruments & components)	7,800	646,532
NEC Corporation (Information technology, IT services)	7,800	409,799
See accompanying notes to portfolio of investments

Wells Fargo Disciplined International Developed Markets Portfolio  |  5

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Nexon Company Limited (Communication services, Entertainment)	13,100	$ 239,340
Nidec Corporation (Industrials, Electrical equipment)	4,700	539,145
Nintendo Company Limited (Communication services, Entertainment)	1,900	913,603
Nissan Motor Company Limited (Consumer discretionary, Automobiles) †	58,500	307,615
Nitori Holdings Company Limited (Consumer discretionary, Specialty retail)	900	168,359
Nitto Denko Corporation (Materials, Chemicals)	6,000	455,938
Nomura Holdings Incorporated (Financials, Capital markets)	34,000	164,908
Nomura Research Institute Limited (Information technology, IT services)	7,100	266,859
NTT Data Corporation (Information technology, IT services)	14,100	253,894
OBIC Company Limited (Information technology, IT services)	1,800	342,771
Olympus Corporation (Health care, Health care equipment & supplies)	17,100	359,284
Omron Corporation (Information technology, Electronic equipment, instruments & components)	3,500	330,228
Ono Pharmaceutical Company Limited (Health care, Pharmaceuticals)	10,200	245,137
ORIX Corporation (Financials, Diversified financial services)	13,400	249,876
Osaka Gas Company Limited (Utilities, Gas utilities)	17,800	333,785
Otsuka Corporation (Information technology, IT services)	3,900	202,063
Otsuka Holdings Company Limited (Health care, Pharmaceuticals)	10,100	429,742
Panasonic Corporation (Consumer discretionary, Household durables)	34,000	405,472
Rakuten Incorporated (Consumer discretionary, Internet & direct marketing retail)	22,600	236,651
Recruit Holdings Company Limited (Industrials, Professional services)	14,600	862,610
Rinnai Corporation (Consumer discretionary, Household durables)	3,200	344,098
Rohm Company Limited (Information technology, Semiconductors & semiconductor equipment)	3,100	299,250
Secom Company Limited (Industrials, Commercial services & supplies)	4,400	333,754
Seiko Epson Corporation (Information technology, Technology hardware, storage & peripherals)	11,500	214,289
Sekisui House Limited (Consumer discretionary, Household durables)	9,000	179,403
Seven & I Holdings Company Limited (Consumer staples, Food & staples retailing)	9,000	393,901
SG Holdings Company Limited (Industrials, Air freight & logistics)	8,300	225,729
Shimano Incorporated (Consumer discretionary, Leisure products)	1,300	381,675
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	3,600	595,719
Shionogi & Company Limited (Health care, Pharmaceuticals)	3,400	214,851
SMC Corporation (Industrials, Machinery)	700	448,639
SoftBank Corporation (Communication services, Wireless telecommunication services)	38,600	516,994
SoftBank Group Corporation (Communication services, Wireless telecommunication services)	15,200	853,985
Sompo Holdings Incorporated (Financials, Insurance)	5,600	245,756
Sony Corporation (Consumer discretionary, Household durables)	14,100	1,455,947
Square Enix Company Limited (Communication services, Entertainment)	3,600	209,753
Sumitomo Chemical Company Limited (Materials, Chemicals)	70,900	359,607
Sumitomo Corporation (Industrials, Trading companies & distributors)	30,500	430,962
Sumitomo Electric Industries Limited (Industrials, Electrical equipment)	11,600	155,050
Sumitomo Metal Mining Company Limited (Materials, Metals & mining)	5,000	191,974
Sumitomo Realty & Development Company Limited (Real estate, Real estate management & development)	6,900	222,777
Suzuki Motor Corporation (Consumer discretionary, Automobiles)	5,100	220,475
Sysmex Corporation (Health care, Health care equipment & supplies)	1,900	216,225
T&D Holdings Incorporated (Financials, Insurance)	19,100	231,773
Taisho Pharmaceutical (Health care, Pharmaceuticals)	4,000	233,423
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	19,100	638,721
TDK Corporation (Information technology, Electronic equipment, instruments & components)	2,800	294,469
See accompanying notes to portfolio of investments

6  |  Wells Fargo Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Japan: (continued)
Terumo Corporation (Health care, Health care equipment & supplies)	6,800	$ 284,139
Tokio Marine Holdings Incorporated (Financials, Insurance)	7,500	366,564
Tokyo Electron Limited (Information technology, Semiconductors & semiconductor equipment)	2,000	858,792
Tokyo Gas Company Limited (Utilities, Gas utilities)	10,600	203,878
Toray Industries Incorporated (Materials, Chemicals)	37,900	255,549
Tosoh Corporation (Materials, Chemicals)	11,800	214,302
Toyo Suisan Kaisha Limited (Consumer staples, Food products)	4,900	202,877
Toyota Motor Corporation (Consumer discretionary, Automobiles)	20,800	1,813,513
Toyota Tsusho Corporation (Industrials, Trading companies & distributors)	5,600	247,639
Trend Micro Incorporated (Information technology, Software)	5,200	285,016
Unicharm Corporation (Consumer staples, Household products)	6,100	271,912
Yahoo! Japan Corporation (Communication services, Interactive media & services)	47,900	312,178
Yamada Denki Company Limited (Consumer discretionary, Specialty retail)	50,800	218,410
Yamato Holdings Company Limited (Industrials, Air freight & logistics)	10,200	259,601
		42,920,446
Luxembourg: 0.41%
ArcelorMittal SA (Materials, Metals & mining)	10,711	359,112
Eurofins Scientific SE (Health care, Life sciences tools & services)	2,942	417,130
		776,242
Netherlands: 5.42%
Adyen NV (Information technology, IT services) 144A†	205	661,896
Airbus SE (Industrials, Aerospace & defense) †	4,994	682,245
Akzo Nobel NV (Materials, Chemicals)	2,957	364,510
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	4,652	3,869,714
CNH Industrial NV (Industrials, Machinery)	22,875	378,135
ING Groep NV (Financials, Banks)	48,979	676,634
Just Eat Takeaway NV (Consumer discretionary, Internet & direct marketing retail) 144A†	1,467	132,891
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	19,921	672,016
Koninklijke Philips NV (Health care, Health care equipment & supplies)	11,160	514,437
NN Group NV (Financials, Insurance)	8,354	433,720
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	4,799	424,415
Qiagen NV (Health care, Life sciences tools & services) †	4,197	232,269
Randstad Holdings NV (Industrials, Professional services)	3,336	245,399
Stellantis NV (Consumer discretionary, Automobiles)	16,375	327,377
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	8,664	385,825
Wolters Kluwer NV (Communication services, Media)	2,326	267,557
		10,269,040
New Zealand: 0.14%
Fisher & Paykel Healthcare Corporation (Health care, Health care equipment & supplies)	11,692	272,703
Norway: 0.45%
DNB Bank ASA (Financials, Banks)	10,746	226,928
Equinor ASA (Energy, Oil, gas & consumable fuels)	17,971	381,857
Orkla ASA (Consumer staples, Food products)	26,970	240,967
		849,752
See accompanying notes to portfolio of investments

Wells Fargo Disciplined International Developed Markets Portfolio  |  7

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Singapore: 0.77%
DBS Group Holdings Limited (Financials, Banks)	21,200	$ 472,583
Genting Singapore Limited (Consumer discretionary, Hotels, restaurants & leisure)	306,800	174,571
Mapletree Logistics Trust (Real estate, Equity REITs)	113,400	171,224
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	42,400	360,469
Wilmar International Limited (Consumer staples, Food products)	93,200	286,993
		1,465,840
South Africa: 0.00%
Thungela Resources Limited (Energy, Oil, gas & consumable fuels) †	1,608	6,710
Spain: 2.32%
Amadeus IT Holding SA Class A (Information technology, IT services) †	2,456	149,984
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	86,240	564,840
Banco Santander Central Hispano SA (Financials, Banks)	177,780	656,505
CaixaBank SA (Financials, Banks)	85,845	266,784
Cellnex Telecom SA (Communication services, Diversified telecommunication services) 144A	4,052	277,495
Enagás SA (Utilities, Gas utilities)	11,100	252,493
Endesa SA (Utilities, Electric utilities)	11,260	270,691
Iberdrola SA (Utilities, Electric utilities)	68,265	845,938
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	11,494	392,353
Repsol SA (Energy, Oil, gas & consumable fuels)	22,258	255,059
Telefónica SA (Communication services, Diversified telecommunication services)	96,060	474,278
		4,406,420
Sweden: 3.05%
Alfa Laval AB (Industrials, Machinery)	5,520	223,885
Assa Abloy AB Class B (Industrials, Building products)	10,741	343,286
Atlas Copco AB Class A (Industrials, Machinery)	10,598	727,538
Electrolux AB Class B (Consumer discretionary, Household durables)	11,377	288,201
Epiroc AB Class A (Industrials, Machinery)	9,928	217,843
Ericsson LM Class B (Information technology, Communications equipment)	32,131	380,905
Essity Aktiebolag AB (Consumer staples, Household products)	7,555	242,336
Evolution Gaming Group (Consumer discretionary, Hotels, restaurants & leisure) 144A	2,463	396,845
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	17,932	310,661
Husqvarna AB Class B (Consumer discretionary, Household durables)	23,609	316,676
Investor AB (Financials, Diversified financial services)	8,774	209,857
Sandvik AB (Industrials, Machinery)	15,921	405,891
Skanska AB Class B (Industrials, Construction & engineering)	10,140	291,999
SKF AB Class B (Industrials, Machinery)	8,073	205,814
Svenska Handelsbanken AB Class A (Financials, Banks)	31,129	350,124
Swedbank AB Class A (Financials, Banks)	11,086	214,052
Swedish Match AB (Consumer staples, Tobacco)	28,224	260,606
Volvo AB Class B (Industrials, Machinery)	17,423	393,991
		5,780,510
Switzerland: 10.07%
ABB Limited (Industrials, Electrical equipment)	17,459	646,693
Adecco SA (Industrials, Professional services)	4,022	223,905
Alcon Incorporated (Health care, Health care equipment & supplies)	3,908	321,943
Barry Callebaut AG (Consumer staples, Food products)	141	359,371
See accompanying notes to portfolio of investments

8  |  Wells Fargo Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Switzerland: (continued)
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	19	$ 223,456
Compagnie Financière Richemont SA (Consumer discretionary, Textiles, apparel & luxury goods)	5,423	598,114
Credit Suisse Group AG (Financials, Capital markets)	18,604	197,346
Geberit AG (Industrials, Building products)	384	320,870
Givaudan SA (Materials, Chemicals)	54	270,958
Julius Bär Gruppe AG (Financials, Capital markets)	5,236	357,929
Kuehne & Nagel International AG (Industrials, Marine)	1,119	409,475
LafargeHolcim Limited (Materials, Construction materials)	10,080	574,585
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	3,258	333,147
Lonza Group AG (Health care, Life sciences tools & services)	717	606,798
Nestle SA (Consumer staples, Food products)	30,636	3,871,903
Novartis AG (Health care, Pharmaceuticals)	20,650	1,911,999
Partners Group Holding AG (Financials, Capital markets)	330	585,225
Roche Holding AG (Health care, Pharmaceuticals)	8,205	3,294,992
Schindler Holding AG (Industrials, Machinery)	1,054	328,717
Sika AG (Materials, Chemicals)	1,687	608,112
Sonova Holding AG (Health care, Health care equipment & supplies)	972	374,683
Swiss Life Holding AG (Financials, Insurance)	506	263,899
Swisscom AG (Communication services, Diversified telecommunication services)	532	312,200
The Swatch Group AG Class B (Consumer discretionary, Textiles, apparel & luxury goods)	2,122	598,308
UBS Group AG (Financials, Capital markets)	50,649	845,118
Zurich Insurance Group AG (Financials, Insurance)	1,501	658,916
		19,098,662
United Kingdom: 13.46%
3i Group plc (Financials, Capital markets)	10,590	194,735
Admiral Group plc (Financials, Insurance)	5,244	260,343
Anglo American plc (Materials, Metals & mining)	15,833	668,060
Ashtead Group plc (Industrials, Trading companies & distributors)	6,377	498,866
AstraZeneca plc (Health care, Pharmaceuticals)	18,736	2,193,138
Aviva plc (Financials, Insurance)	52,818	293,445
BAE Systems plc (Industrials, Aerospace & defense)	39,622	309,632
Barclays plc (Financials, Banks)	144,583	367,544
Barratt Developments plc (Consumer discretionary, Household durables)	24,676	250,712
BHP Group plc (Materials, Metals & mining)	22,040	684,061
BP plc (Energy, Oil, gas & consumable fuels)	225,318	919,887
British American Tobacco plc (Consumer staples, Tobacco)	24,333	912,966
BT Group plc (Communication services, Diversified telecommunication services) †	111,678	260,712
Bunzl plc (Industrials, Trading companies & distributors)	9,440	342,116
Burberry Group plc (Consumer discretionary, Textiles, apparel & luxury goods)	9,041	231,136
Compass Group plc (Consumer discretionary, Hotels, restaurants & leisure) †	20,409	421,030
Diageo plc (Consumer staples, Beverages)	26,806	1,287,687
Experian Group Limited plc (Industrials, Professional services)	10,433	459,576
Ferguson plc (Industrials, Trading companies & distributors)	3,141	453,648
GlaxoSmithKline plc (Health care, Pharmaceuticals)	41,354	831,228
Glencore plc (Materials, Metals & mining)	86,451	389,138
GVC Holdings plc (Consumer discretionary, Hotels, restaurants & leisure) †	7,756	206,122
Hargreaves Lansdown plc (Financials, Capital markets)	8,749	181,451
HSBC Holdings plc (Financials, Banks)	219,857	1,167,368
Imperial Tobacco Group plc (Consumer staples, Tobacco)	15,218	322,520
See accompanying notes to portfolio of investments

Wells Fargo Disciplined International Developed Markets Portfolio  |  9

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
United Kingdom: (continued)
Johnson Matthey plc (Materials, Chemicals)	6,287	$ 254,038
Kingfisher plc (Consumer discretionary, Specialty retail)	49,372	237,781
Legal & General Group plc (Financials, Insurance)	87,303	324,317
Lloyds Banking Group plc (Financials, Banks)	711,760	428,366
London Stock Exchange Group plc (Financials, Capital markets)	3,050	333,618
National Grid plc (Utilities, Multi-utilities)	28,800	372,714
Persimmon plc (Consumer discretionary, Household durables)	5,066	204,771
Phoenix Group Holdings plc (Financials, Insurance)	21,023	180,184
Prudential plc (Financials, Insurance)	29,066	605,415
Reckitt Benckiser Group plc (Consumer staples, Household products)	6,352	483,724
RELX plc (Industrials, Professional services)	13,306	399,170
Rentokil Initial plc (Industrials, Commercial services & supplies)	19,374	154,597
Rio Tinto plc (Materials, Metals & mining)	13,251	980,500
Royal Dutch Shell plc Class A (Energy, Oil, gas & consumable fuels)	51,326	1,010,217
Royal Dutch Shell plc Class B (Energy, Oil, gas & consumable fuels)	32,512	639,645
Segro plc (Real estate, Equity REITs)	13,967	246,561
Smith & Nephew plc (Health care, Health care equipment & supplies)	11,422	219,064
Smiths Group plc (Industrials, Industrial conglomerates)	10,216	202,606
SSE plc (Utilities, Electric utilities)	24,088	540,641
Standard Chartered plc (Financials, Banks)	43,017	268,978
The Berkeley Group Holdings plc (Consumer discretionary, Household durables)	3,663	243,091
Unilever plc (Consumer staples, Personal products)	14,887	828,707
Unilever plc (London Exchange) (Consumer staples, Personal products)	20,951	1,165,429
Vodafone Group plc (Communication services, Wireless telecommunication services)	354,400	594,246
WPP plc (Communication services, Media)	36,335	491,359
		25,516,860
United States: 0.11%
Venture Corporation Limited (Information technology, Electronic equipment, instruments & components)	14,300	203,792
Total Common stocks (Cost $140,731,893)		181,809,404

	Dividend yield
Preferred stocks: 0.87%
Germany: 0.87%
Fuchs Petrolub SE (Materials, Chemicals)	2.35%	3,710	187,752
Henkel AG & Company KGaA (Consumer staples, Household products)	2.28	3,081	300,999
Sartorius AG Vorzug (Health care, Health care equipment & supplies)	0.13	476	313,617
Volkswagen AG ADR (Consumer discretionary, Automobiles)	4.81	3,565	847,347
			1,649,715
Total Preferred stocks (Cost $1,400,702)			1,649,715

See accompanying notes to portfolio of investments

10  |  Wells Fargo Disciplined International Developed Markets Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.36%
Investment companies: 2.36%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	4,465,817	$ 4,465,817
Total Short-term investments (Cost $4,465,817)				4,465,817
Total investments in securities (Cost $146,598,412)	99.13%			187,924,936
Other assets and liabilities, net	0.87			1,656,879
Total net assets	100.00%			$189,581,815

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$2,186,481	$3,324,469	$(5,510,950)	$0	$0	$0	0	$47#
Wells Fargo Government Money Market Fund Select Class	1,648,018	17,072,585	(14,254,786)	0	0	4,465,817	4,465,817	230
				$0	$0	$4,465,817		$277

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	38	9-17-2021	$4,422,387	$4,467,850	$45,463	$0
See accompanying notes to portfolio of investments

Wells Fargo Disciplined International Developed Markets Portfolio  |  11

Notes to portfolio of investments—August 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management, LLC ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to

12  |  Wells Fargo Disciplined International Developed Markets Portfolio

Notes to portfolio of investments—August 31, 2021 (unaudited)

WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Disciplined International Developed Markets Portfolio  |  13

Notes to portfolio of investments—August 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$12,504,074	$0	$0	$12,504,074
Austria	323,128	0	0	323,128
Belgium	1,144,384	0	0	1,144,384
Denmark	5,547,441	0	0	5,547,441
Finland	2,552,950	0	0	2,552,950
France	20,895,714	0	0	20,895,714
Germany	16,236,267	0	0	16,236,267
Hong Kong	5,763,720	0	0	5,763,720
Ireland	1,244,131	0	0	1,244,131
Israel	720,774	0	0	720,774
Italy	3,309,844	0	0	3,309,844
Japan	42,920,446	0	0	42,920,446
Luxembourg	776,242	0	0	776,242
Netherlands	10,269,040	0	0	10,269,040
New Zealand	272,703	0	0	272,703
Norway	849,752	0	0	849,752
Singapore	1,465,840	0	0	1,465,840
South Africa	6,710	0	0	6,710
Spain	4,406,420	0	0	4,406,420
Sweden	5,780,510	0	0	5,780,510
Switzerland	19,098,662	0	0	19,098,662
United Kingdom	25,516,860	0	0	25,516,860
United States	203,792	0	0	203,792
Preferred stocks
Germany	1,649,715	0	0	1,649,715
Short-term investments
Investment companies	4,465,817	0	0	4,465,817
	187,924,936	0	0	187,924,936
Futures contracts	45,463	0	0	45,463
Total assets	$187,970,399	$0	$0	$187,970,399
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

14  |  Wells Fargo Disciplined International Developed Markets Portfolio